Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - Unique Logistics International, Inc. [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 325,618,492	$ 1,014,486,680
China Hong Kong Taiwan [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue [Line Items]
Total revenue	138,554,312	343,370,279
Southeast Asia [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue [Line Items]
Total revenue	80,967,866	422,869,068
United States [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue [Line Items]
Total revenue	42,463,526	39,362,326
India Sub-continent [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue [Line Items]
Total revenue	45,877,123	161,841,791
Other [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 17,755,665	$ 47,043,216